Description of Organization and Business Operations	9 Months Ended
Sep. 30, 2024
Description of Organization and Business Operations
Description of Organization and Business Operations

Note 1 - Description of Organization and Business Operations

Our Company

Adagio Medical Holding, Inc. (formerly known as Aja Holdco, Inc.) and its wholly-owned subsidiaries (collectively, the “Company”, the “Successor”) is a medical technology company focused on the development and commercialization of ablation technologies for the treatment of cardiac arrhythmias, including atrial fibrillation, atrial flutter, and ventricular tachycardia. The Company’s technologies center on ultra-low temperature cryoablation (“ULTC”) and pulsed field cryoablation (“PFCA”), designed to produce durable, contiguous, transmural lesions anywhere in the heart using the Company’s proprietary consoles, catheters, and stylets. Legacy Adagio (as defined below) received CE Marking in Europe for its iCLAS™ Cryoablation System and VT Cryoablation System in June 2020 and March 2024, respectively, and has commercially launched in the EU. The Company has not launched commercially in the U.S. but is working towards obtaining the necessary regulatory approvals to do so. The Company is headquartered in Laguna Hills, California.

On July 31, 2024 (the “Closing Date”), ARYA Sciences Acquisition Corp IV, a Cayman Islands exempted company (“ARYA”), Aja Holdco, Inc. (“ListCo”), a Delaware corporation and wholly-owned subsidiary of ARYA, Aja Merger Sub 1, a Cayman Islands exempted company and wholly-owned subsidiary of ListCo (“ARYA Merger Sub”), Aja Merger Sub 2, Inc., a Delaware corporation and wholly-owned subsidiary of ListCo (“Company Merger Sub”), and Adagio Medical, Inc., a Delaware corporation (“Legacy Adagio”, the “Predecessor”), consummated the business combination (the “Business Combination”) pursuant to the terms of the Business Combination Agreement, dated February 13, 2024, by and among the foregoing parties, as amended by the Consent and Amendment No. 1 to Business Combination Agreement, dated as of June 25, 2024, by and between ARYA and Adagio (the “Business Combination Agreement”).

Pursuant to the Business Combination Agreement, on the Closing Date, (i) ARYA Merger Sub merged with and into ARYA (the “ARYA Merger”) and Company Merger Sub merged with and into Legacy Adagio (the “Adagio Merger” and, together with the ARYA Merger, the “Mergers”), with ARYA and Legacy Adagio surviving the Mergers and, after giving effect to such Mergers, each of ARYA and Legacy Adagio becoming a wholly owned subsidiary of ListCo (the time that the ARYA Merger becomes effective being referred to as the “ARYA Merger Effective Time,” the time that the Adagio Merger becomes effective being referred to as the “Adagio Merger Effective Time,” the time after which both Mergers become effective being referred to as the “Closing,” and the date on which the Closing occurs being referred to as the “Closing Date”), (ii) ListCo filed with the Secretary of State of the State of Delaware an amended and restated certificate of incorporation of ListCo, and the board of directors of ListCo approved and adopt amended and restated bylaws of ListCo, and (iii) ListCo changed its name to Adagio Medical Holdings, Inc.

Refer to Note 3- Forward Merger for details of the Business Combination.

The Company’s Common Stock (as defined below) began trading on August 1, 2024, under the symbol ADGM on the Nasdaq Capital Market (NASDAQ: ADGM).

Liquidity and Going Concern

The accompanying condensed consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern. The Company has limited revenue and has experienced recurring operating losses and negative cash flows from operations since its inception and anticipates that it will continue to do so for at least the next several years.

As of September 30, 2024, the Successor reported cash and cash equivalents of $28.3 million, and an accumulated deficit of $13.2 million. For the period from July 31, 2024 to September 30, 2024 (Successor), from January 1, 2024 to July 30, 2024 (Predecessor), and the nine months ended September 30, 2023 (Predecessor), net income (loss) was $3.6 million, $(21.3) million, and $(28.0) million, respectively. The net cash used in operating activities was $6.4 million, $16.0 million, and $18.6 million, respectively.

Management does not believe the Company’s current cash and cash equivalents are sufficient to fund operations for at least the next 12 months from the issuance date of the condensed consolidated financial statements. Management believes that this raises substantial doubt about the Company’s ability to continue as a going concern.

Management intends to mitigate the conditions and events that raise substantial doubt about its ability to continue as a going concern entity by (i) negotiate other cash equity or debt financing in the short-term, (ii) continue to pursue the necessary regulatory approvals to launch commercially in the U.S. market, and (iii) execute cost-cutting measures to manage cash burn. However, there can be no assurances that the current plans will generate any liquidity to the Company or be available on terms acceptable to the Company.

If the Company is unable to maintain sufficient financial resources, its business, financial condition, and results of operations will be materially and adversely affected. The Company may be required to delay, limit, reduce or terminate its product discovery and development activities or future commercialization efforts. The accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include adjustments that might result from the outcome of this uncertainty. This basis of accounting contemplates the recovery of the Company’s assets and the satisfaction of liabilities in the normal course of business.

Strategic Realignment of Resources and Corporate Restructuring

On December 1, 2023, Legacy Adagio approved a strategic realignment of resources and corporate restructuring (the “RIF”) designed to reallocate capital, conformant to its business focus for the next two years.

As part of the RIF, Legacy Adagio initiated a reduction in its workforce of 20 employees, representing approximately 19% of Legacy Adagio’s employees, which was completed on December 15, 2023. Legacy Adagio made no payment for severance or related benefit costs. Legacy Adagio made no payment of retention bonuses.